UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Telecom and Utilities Fund

October 31, 2016

UIF-QTLY-1216
1.809082.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.8%
Media - 4.8%
Comcast Corp. Class A	562,200	$34,755
DISH Network Corp. Class A (a)	228,100	13,358
		48,113
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy Partners LP Holdings LLC	968,700	19,316
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Tower Corp.	96,400	11,297
Communications Sales & Leasing, Inc.	835,260	23,746
		35,043
TELECOMMUNICATION SERVICES - 36.5%
Diversified Telecommunication Services - 30.4%
AT&T, Inc.	5,098,299	187,568
CenturyLink, Inc.	309,000	8,213
Cogent Communications Group, Inc.	391,422	14,443
FairPoint Communications, Inc. (a)(b)	200,318	3,125
Frontier Communications Corp. (b)	3,269,600	13,144
Level 3 Communications, Inc. (a)	440,200	24,717
SBA Communications Corp. Class A (a)	199,076	22,551
Zayo Group Holdings, Inc. (a)	931,299	29,969
		303,730
Wireless Telecommunication Services - 6.1%
T-Mobile U.S., Inc. (a)	883,771	43,950
Telephone & Data Systems, Inc.	677,254	17,500
		61,450

TOTAL TELECOMMUNICATION SERVICES		365,180

UTILITIES - 53.0%
Electric Utilities - 33.5%
Edison International	366,100	26,901
Exelon Corp.	1,809,825	61,661
FirstEnergy Corp.	670,377	22,987
Fortis, Inc.	107,272	3,524
Great Plains Energy, Inc.	1,019,200	28,986
NextEra Energy, Inc.	673,937	86,264
OGE Energy Corp.	584,408	18,140
PG&E Corp.	969,237	60,209
PPL Corp.	564,700	19,392
Westar Energy, Inc.	120,700	6,919
		334,983
Independent Power and Renewable Electricity Producers - 4.4%
Calpine Corp. (a)	1,100,665	13,098
Dynegy, Inc. (a)	776,291	8,267
NextEra Energy Partners LP	329,100	9,001
Pattern Energy Group, Inc.	522,872	11,686
The AES Corp.	154,300	1,816
		43,868
Multi-Utilities - 15.1%
Avangrid, Inc.	811,170	31,968
Dominion Resources, Inc.	649,461	48,839
Sempra Energy	653,109	69,948
		150,755

TOTAL UTILITIES		529,606

TOTAL COMMON STOCKS
(Cost $886,679)		997,258

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.41% (c)	9,549,834	9,553
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	12,961,173	12,964
TOTAL MONEY MARKET FUNDS
(Cost $22,515)		22,517
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $909,194)		1,019,775
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(19,407)
NET ASSETS - 100%		$1,000,368

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$53
Fidelity Securities Lending Cash Central Fund	94
Total	$147

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $911,827,000. Net unrealized appreciation aggregated $107,948,000, of which $133,655,000 related to appreciated investment securities and $25,707,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016